Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Jun. 18, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Price per public share (in Dollars per share)			$ 10	$ 10
Generating gross proceeds	$ 345,000,000
Incurring offering costs	19,100,000
Deferred underwriting commissions	11,700,000	$ 11,721,500		$ 11,721,500
Offering costs	$ 593,000
Maturity of money market funds			185 days	185 days
Fair market value			80.00%	80.00%
Common stock ,par value (in Dollars per share)				$ 0.0001
Net tangible assets			$ 5,000,001	$ 5,000,001
Interest to pay dissolution expenses			100,000	100,000
Working capital			2,000,000	2,800,000
Operating bank account			900,000	2,600,000
Cover expenses			25,000	25,000
Sponsor loan			$ 126,000
Sponsor pursuant				$ 126,000
Over Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)	34,500,000
Purchase of additional units (in Shares)	4,500,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per public share (in Dollars per share)	$ 10
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of warrants (in Shares)			10,900,000	10,900,000
Price per warrant (in Dollars per share)			$ 1	$ 1
Generating proceeds			$ 10,900,000	$ 10,900,000
Net proceeds			$ 345,026,000	$ 345,026,000
Class A Ordinary Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per public share (in Dollars per share)			$ 12	$ 12
Common stock ,par value (in Dollars per share)			$ 0.0001
Initial public offering units (in Shares)	4,500,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination acquires voting securities			50.00%	50.00%